OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Committed time charter revenues	A summary for the years ended December 31, 2025, 2024, and 2023 is shown below:

(in thousands of $)	2025	2024	2023
Vessel operating revenues(1)(2)	347,637	356,349	371,022
(1) Vessel operating revenue includes $7.8 million (2024: $1.4 million (2023: nil)) EUA revenues arising under the time charter agreements with charterers, as further described in Note 2: Summary of Significant Accounting Policies.
(2) Vessel operating revenue includes $2.5 million (2024: $0.3 million (2023: nil)) in variable lease payments, as further described in Note 2: Summary of Significant Accounting Policies.
The minimum contractual undiscounted cashflow under non-cancellable operating leases to be received on time charters in respect of our Fleet as of December 31, 2025, were as follows;

(in thousands of $)
2026	287,257
2027	198,336
2028	185,159
2029	213,889
2030	189,618
Thereafter	476,823
Total	1,551,082